STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY	NOTE 7 – STOCKHOLDERS’ EQUITY From December 31, 2022, to June 30,2023 the only impact to equity was the Net Income for the period of $1,030,950.

NOTE 7 – STOCKHOLDERS’ EQUITY

On December 9, 2022, the Company executed a reverse merger agreement with AGSS resulting in significant adjustments to the equity section of both companies. The result of the merger was AGSS became the sole owner of the Company. Although the merger is dated December 9, 2022, for financial statement presentation purposes, we have presented the Equity Section as if the merger occurred in 2021.

The first significant impact on stockholders’ equity was the issuance of 90,000,000 AGSS shares to the shareholders of Ameriguard Security Services, Inc (the Company) in exchange for 1000 shares of the Company, adding a net increase in common shares outstanding of 89,999,000. Next was the cancelation and conversion of series 675,000 A-1 preferred shares held by AGSS on December 31, 2020. The final result in the total number of shares outstanding is 93,417,302.

The next part of stockholder’s equity impacted was Additional Paid-in Capital. The impact was a reduction of Paid-in Capital of $579,000. This reduction was caused by an $89,999 impact of issuing new shares, a $10,000 impact form the cancelation of preferred shares and finally the $500,000 cost of the Company’s purchase of AGSS, formally Heath Revenue Assurance Holdings, Inc.

There were two other transactions that impacted stockholders’ equity that occurred to the Company’s equity section relating to owner draws and the merger with a related company. As a part of the normal activity of the privately held Company, an S-Corp, shareholders were distributed funds accounted for as Owner Draws. The owner draw accounts were used primarily for taxes paid by the shareholders due to profits of the S-Corp being transferred to their personal returns along with some personal expenses and personal cash needs. For 2021, there was approximately $105,000 posted as Owner draw from historical balances of related party receivables. As part of the preparation for merger these inter-company balances were removed through the owner draw accounts. Total owner draw amounts were $473,238 and $62,824 for December 31, 2022, and 2021 respectively.